Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,325,738
Texas Water Development Board, 4.00%, 10/15/34	2,445	2,840,308
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/38	2,290	2,647,080

		$6,813,126

Education — 3.2%
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	$2,050	$2,269,842
District of Columbia, (Georgetown University), 5.00%, 4/1/31	2,455	2,986,777
Nevada System of Higher Education, 5.00%, 7/1/23	500	567,355
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	663,638
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,426,632
University of North Carolina at Chapel Hill, 1.71%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,700	5,705,301
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,496,164

		$15,115,709

Electric Utilities — 4.7%
Estes Park, CO, (Power and Communications Enterprise), 5.00%, 11/1/31(2)	$1,540	$1,949,224
Estes Park, CO, (Power and Communications Enterprise), 5.00%, 11/1/32(2)	1,000	1,258,010
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,036,440
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,466,370
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,656,161
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	878,615
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	1,000	1,072,920
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/24	1,000	1,133,950
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,491,070
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	4,031,348
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,846,726

		$21,820,834

Escrowed/Prerefunded — 1.7%
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/26	$545	$579,270
Metropolitan Transportation Authority, NY, Prerefunded to 5/15/23, 5.00%, 11/15/32	1,000	1,139,540
New York, Escrowed to Maturity, 5.00%, 2/15/20	1,210	1,223,504
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), Prerefunded to 3/1/20, 5.00%, 3/1/31	505	511,312
North Olmsted City School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/32	1,000	1,153,690
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,183,020

		$7,790,336

Security	Principal Amount (000’s omitted)	Value
General Obligations — 31.9%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$6,202,050
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	6,163,100
Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	2,000	2,281,040
Alvin Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/36	2,090	2,373,822
Anchorage, AK, 5.00%, 9/1/28	1,835	2,195,798
Batavia, IL, 4.00%, 11/1/24	755	809,405
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/35	5,000	6,144,850
California, 2.11%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	6,500	6,519,435
California, 5.00%, 8/1/28	2,000	2,578,740
Cape May County, NJ, 3.00%, 10/1/29	3,430	3,679,944
Cape May County, NJ, 3.00%, 10/1/30	2,670	2,847,769
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	635,883
Channahon, IL, 4.00%, 12/1/20	545	556,881
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,591,750
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,176,950
Crystal Lake, IL, 4.00%, 12/15/23	455	491,759
Dallas County, TX, 5.00%, 8/15/29	5,200	6,349,824
Dallas, TX, 5.00%, 2/15/29	5,000	5,699,300
Decatur, IL, 5.00%, 3/1/23	1,030	1,135,966
Denton County, TX, 4.00%, 7/15/29	2,000	2,364,140
Denton County, TX, 4.00%, 7/15/30	1,930	2,260,377
Denton County, TX, 4.00%, 7/15/31	1,300	1,507,935
Douglas County School District No. RE-1, CO, 4.00%, 12/15/35	3,120	3,578,422
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	5,086,575
Florida Board of Education, 5.00%, 6/1/28	5,000	6,005,750
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	892,360
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,777,682
Greensboro, NC, 5.00%, 2/1/28	1,790	2,214,033
Homewood, AL, 5.00%, 9/1/32	1,070	1,287,659
Katy Independent School District, TX, (PSF Guaranteed), 1.56%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	500	500,010
King County, WA, 5.00%, 12/1/26	2,350	2,703,017
La Grange Park District, IL, 5.00%, 12/1/22	440	485,074
Lakeland, FL, 5.00%, 10/1/31	1,860	2,178,358
Lawrence, KS, 2.00%, 5/1/21	3,000	3,010,980
Leander Independent School District, TX, 0.00%, 8/15/20	1,955	1,933,534
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	943,830
Lincoln, MA, 4.00%, 3/1/33	2,285	2,680,808
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	1,161,428
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	993,990
Macomb County, MI, 4.00%, 5/1/24	1,000	1,118,240
Maine, 5.00%, 6/1/25	3,000	3,603,450
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,948,000
Neshaminy School District, PA, 4.00%, 11/1/26	660	726,495
New Hampshire, 4.00%, 12/1/32	2,385	2,786,157
North Charleston Sewer District, SC, 4.00%, 1/1/23	310	319,998
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/36	760	868,657
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/37	600	683,256
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/35	1,650	1,995,790
Pennsylvania, 4.00%, 6/1/30	2,500	2,642,950
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,707,045

Security	Principal Amount (000’s omitted)	Value
Round Lake Beach, IL, 4.00%, 12/15/21	$435	$458,190
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,639,359
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,522,571
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,807,830
South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,255	1,636,194
South Suburban Park and Recreation District, CO, 5.00%, 12/15/30	1,240	1,605,998
South Texas Community College District, 5.00%, 8/15/23	1,560	1,773,782
Tennessee, 5.00%, 9/1/29	1,800	2,114,892
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,331,561
Winnetka, IL, 4.00%, 12/15/23	300	315,660
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	867,391
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,144,340

		$148,618,034

Hospital — 6.3%
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	$765	$804,696
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,225,320
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	3,088,526
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,679,042
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,517,407
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.50%, (SIFMA + 0.38%), 10/18/22 (Put Date), 1/1/35(1)	1,000	1,002,010
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	908,688
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	241,639
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	2,005	2,257,249
Ohio, (Cleveland Clinic Health System), 1.52%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	5,500	5,509,900
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,199,022
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	599,420
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	697,368
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,551,885
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,092,060

		$29,374,232

Housing — 1.5%
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	$1,800	$1,796,760
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	5,000	5,022,000

		$6,818,760

Insured-Escrowed/Prerefunded — 0.3%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$1,055	$1,058,440
Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	160	165,195

		$1,223,635

Insured-General Obligations — 3.3%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,096,114
Newport-Mesa Unified School District, CA, (Election of 2005), (NPFG), 0.00%, 8/1/29	5,380	4,497,142

Security	Principal Amount (000’s omitted)	Value
Newport-Mesa Unified School District, CA, (Election of 2005), (NPFG), 0.00%, 8/1/30	$6,000	$4,864,740
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,158,500

		$15,616,496

Insured-Water and Sewer — 0.7%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$1,710	$1,765,780
Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	50	51,604
Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	80	82,598
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/32	275	315,903
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/34	225	256,615
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/35	170	193,647
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/36	255	289,675
Santa Fe, NM, Wastewater Utility System Revenue, Green Bonds, (BAM), 4.00%, 6/1/37	200	226,422

		$3,182,244

Lease Revenue/Certificates of Participation — 4.6%
Cincinnati City School District, OH, 5.00%, 12/15/29	$1,305	$1,514,661
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	813,968
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,688,038
Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,299,234
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,633,630
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	260	326,669
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	420	526,407
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/39	425	531,399
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,160,610
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,721,565
Texas, Tax and Revenue Anticipation Notes, 4.00%, 8/27/20	5,150	5,267,986
Virginia Public Building Authority, 4.00%, 8/1/35	1,000	1,165,930

		$21,650,097

Other Revenue — 11.7%
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,143,420
Black Belt Energy Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/49	5,000	5,604,100
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.62%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	2,500	2,501,725
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.75%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(1)	5,000	5,006,600
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	1,055	1,258,225
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	1,147,867
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/35	500	588,545
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	450	529,479
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,550,100
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,029,043
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.69%, (SIFMA + 0.57%), 8/1/48(1)	8,000	8,006,960
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	5,000	5,407,050
New York City Cultural Resources Trust NY, (Carnegie Hall), 5.00%, 12/1/36	1,100	1,415,172
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	5,000	5,659,150

Security	Principal Amount (000’s omitted)	Value
San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	$1,000	$1,014,030
Tennergy Corp., TN, Gas Supply Revenue, 5.00% to 10/1/24 (Put Date), 2/1/50	6,000	6,913,560

		$54,775,026

Senior Living/Life Care — 0.8%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.77%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	$2,500	$2,505,575
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,188,430

		$3,694,005

Special Tax Revenue — 2.2%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.67%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(1)	$2,025	$2,023,866
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,240,480
Miami-Dade County, FL, Transit System Sales Surtax Revenue, 4.00%, 7/1/36	1,000	1,108,910
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,558,551
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,000	1,204,560

		$10,136,367

Transportation — 17.6%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	$1,000	$1,153,240
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,151,640
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,578,750
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,750	4,570,350
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,815,645
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,500,000
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,569,320
Delaware River and Bay Authority, DE, 5.00%, 1/1/21	1,000	1,043,330
E-470 Public Highway Authority, CO, 1.616%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	3,000	3,000,120
Florida Department of Transportation, 5.00%, 7/1/28	2,455	3,022,473
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,193,040
Illinois Toll Highway Authority, 5.00%, 1/1/32	400	470,036
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,300	1,522,469
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,123,962
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,384,488
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,225,618
Massachusetts Department of Transportation, 5.00%, 1/1/31	2,715	3,420,113
Metropolitan Transportation Authority, NY, 2.18%, (67% of 1 mo. USD LIBOR + 0.82%), 2/1/22 (Put Date), 11/1/26(1)	6,625	6,692,376
Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	3,500	4,281,620
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/26	3,000	3,651,780
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	2,115	2,612,638
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	2,265	2,790,457
South Carolina Transportation Infrastructure Bank, 1.81%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	18,415	18,432,310
Triborough Bridge and Tunnel Authority, NY, 1.719%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	1,000	1,005,760
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,723,630

		$81,935,165

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 6.3%
Brushy Creek Regional Utility Authority, Inc., TX, 4.00%, 8/1/36	$2,000	$2,229,220
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,683,242
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,148,920
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,527,754
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	755,490
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	503,892
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/36	6,000	6,931,740
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,325,330
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,293,554
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,133,940
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,980,016

		$29,513,098

Total Tax-Exempt Municipal Securities — 98.3% (identified cost $434,234,726)		$458,077,164

Taxable Municipal Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$541,550
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	677,706

Total Taxable Municipal Securities — 0.3% (identified cost $1,121,829)		$1,219,256

Total Investments — 98.6% (identified cost $435,356,555)		$459,296,420

Other Assets, Less Liabilities — 1.4%		$6,470,848

Net Assets — 100.0%		$465,767,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.5%
Texas	10.8%
Others, representing less than 10% individually	74.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 2.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$458,077,164	$—	$458,077,164
Taxable Municipal Securities	—	1,219,256	—	1,219,256
Total Investments	$—	$459,296,420	$—	$459,296,420

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.